Provision for risks (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provision for contingencies	R$ 600
Gain loss on tax	312
Social Contribution expense	288
Continued operations of tax	180
Discontinued operations of tax	108
Provisions for legal demands	329	R$ 292
Provision	285
Accrued amount of tax lawsuits	51	51
Accrued amount of other tax claim	380	497
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	12,459	12,123
Contingent liabilities assessments prior amount	1,922	1,467
Contingent liabilities tax proceedings	419	474
Contingent liabilities estimate possible losses amount	142	157
I N S S Social Security Contribution [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	616	576
I R P J With Holding Income Tax [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	830	750
C O F I N S P I S And I P I [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	4,625	4,662
I C M S [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	5,901	5,660
Municipal Service Tax [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	131	142
Other Litigations [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	356	327
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	9
Tax [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	1,309	1,234
Supplementary Law [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	24	96
Tax Contingencies [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	3
Labor Contingencies [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	12
Labor And Social Security Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	668	361
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	83	56
Provision for contingencies accrued amount	46	100
Provision for contingencies remaining amount	71	50
Provision for contingencies remaining amount	1,352	1,279
Civil Other Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	200	236
Civil And Others [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies remaining amount	R$ 43	R$ 36